Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
The computations of basic and diluted EPS for 2012, 2011 and 2010 are as follows:

(Millions, except per common share data)	2012	2011	2010
Net income	$1,657.9	$1,985.7	$1,766.8
Weighted average shares used to compute basic EPS	340.1	372.5	415.7
Dilutive effect of outstanding stock-based compensation awards (1)	4.9	7.7	7.2
Weighted average shares used to compute diluted EPS	345.0	380.2	422.9
Basic EPS	$4.87	$5.33	$4.25
Diluted EPS	$4.81	$5.22	$4.18

(1)
Stock-based compensation awards are not included in the calculation of diluted EPS if the exercise price is greater than the average market price of Aetna common shares during the period (i.e., the awards are anti-dilutive).  Approximately 8.3 million, 12.4 million and 18.6 million stock appreciation rights (“SARs”) were not included in the calculation of diluted EPS for 2012, 2011 and 2010, respectively. The stock options not included in the calculation of diluted EPS for 2012 and 2011 were not material. Approximately 5.7 million stock options were not included in the calculation of diluted EPS for 2010.